Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Calvert Variable Products, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000743773
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Calvert Variable Products, Inc. - VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Portfolio seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, in accordance with the Portfolio’s corporate responsibility standards and strategies. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Portfolio normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index at the time of investment. As of December 31, 2013, the market capitalization of the Russell 1000 Value Index companies ranged from $1.1 billion to $500.7 billion with a weighted average level of $113.2 billion.
Although primarily investing in large cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities.
The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.
In selecting securities for the Portfolio, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.
Sustainable and Responsible Investing. The Portfolio seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Portfolio may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.
The Portfolio has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Portfolio. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Value Stock Risk. Value stocks may perform differently from the market as a whole, which may not recognize a stock's intrinsic value for an unexpectedly long time. In addition, there is a risk that the portfolio manager's calculation of the stock's underlying value will not be reflected in the market price.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.93%
Worst Quarter (of periods shown)	12/31/2008	-23.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/13)
Calvert Variable Products, Inc. - VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,032
Annual Return 2004	rr_AnnualReturn2004	14.77%
Annual Return 2005	rr_AnnualReturn2005	6.92%
Annual Return 2006	rr_AnnualReturn2006	23.12%
Annual Return 2007	rr_AnnualReturn2007	1.40%
Annual Return 2008	rr_AnnualReturn2008	(39.49%)
Annual Return 2009	rr_AnnualReturn2009	25.40%
Annual Return 2010	rr_AnnualReturn2010	11.60%
Annual Return 2011	rr_AnnualReturn2011	(1.68%)
Annual Return 2012	rr_AnnualReturn2012	17.05%
Annual Return 2013	rr_AnnualReturn2013	32.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
Label	rr_AverageAnnualReturnLabel	Calvert VP SRI Large Cap Value Portfolio
1 Year	rr_AverageAnnualReturnYear01	32.37%
5 Years	rr_AverageAnnualReturnYear05	16.35%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Calvert Variable Products, Inc. - VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio | Russell 1000 Value Index (reflects no deduction for fees or expenses)

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Calvert Variable Products, Inc. - VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio | Calvert VP SRI Large Cap Value Portfolio | Lipper Va Large-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper VA Large-Cap Value Funds Average
1 Year	rr_AverageAnnualReturnYear01	32.99%
5 Years	rr_AverageAnnualReturnYear05	16.70%
10 Years	rr_AverageAnnualReturnYear10	7.03%

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.78% through April 30, 2015. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.